Consolidated Statements of Comprehensive Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Net premiums earned	$ 22,474.0	$ 19,899.1	$ 18,398.5
Investment income	478.9	454.6	408.4
Net realized gains (losses) on securities:
Net impairment losses recognized in earnings	86.8	23.8	7.9
Net realized gains (losses) on securities	137.9	136.5	232.1
Total net realized gains (losses) on securities	51.1	112.7	224.2
Fees and other revenues	332.5	302.0	309.1
Service revenues	103.3	86.3	56.0
Gains (losses) on extinguishment of debt	1.6	(0.9)	(4.8)
Total revenues	23,441.4	20,853.8	19,391.4
Expenses
Losses and loss adjustment expenses	16,879.6	14,342.0	13,306.2
Policy acquisition costs	1,863.8	1,651.8	1,524.0
Other underwriting expenses	2,972.0	2,712.1	2,467.1
Investment expenses	22.4	22.8	18.9
Service expenses	92.0	77.5	50.9
Interest expense	140.9	136.0	116.9
Total expenses	21,970.7	18,942.2	17,484.0
Net Income
Income before income taxes	1,470.7	1,911.6	1,907.4
Provision for income taxes	413.5	611.1	626.4
Net income	1,057.2	1,300.5	1,281.0
Net (income) loss attributable to noncontrolling interest (NCI)	(26.2)	(32.9)	0.0
Net income attributable to Progressive	1,031.0	1,267.6	1,281.0
Changes in:
Total net unrealized gains (losses) on securities	130.6	(212.9)	74.9
Net unrealized losses on forecasted transactions	(1.2)	(9.7)	(2.6)
Foreign currency translation adjustment	0.4	(1.2)	(0.9)
Other comprehensive income (loss)	129.8	(223.8)	71.4
Other comprehensive (income) loss attributable to NCI	3.2	1.1	0.0
Comprehensive income attributable to Progressive	$ 1,164.0	$ 1,044.9	$ 1,352.4
Computation of Per Share Earnings Attributable to Progressive
Average shares outstanding — Basic	581.7	585.5	590.6
Net effect of dilutive stock-based compensation	3.3	3.7	4.2
Total average equivalent shares — Diluted	585.0	589.2	594.8
Basic: Earnings per share (usd per share)	$ 1.77	$ 2.16	$ 2.17
Basic: Earnings per share (usd per share	$ 1.76	$ 2.15	$ 2.15